Jan. 24, 2022
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:	RiverSource Life Insurance Company on behalf of RiverSource Variable Account 10 Investment Company Act No.811-07355 RiverSource RAVA Apex Variable Annuity
Dear Mr. Cowan:
On behalf of RiverSource Variable Account 10 (“Registrant”), RiverSource Life Insurance Company (“Company”) is filing electronically the Registrant’s Initial Registration Statement on Form N-4. The purpose of this filing is to introduce a new variable annuity contract to be sold through the Registrant (“RAVA Apex”).
In accordance with SEC Release No. IC-13768 (February 15, 1984), Registrant requests selective review of this Initial Registration Statement because it is substantially similar to Registrant’s Post- Effective Amendment No. 7, File No. 333-230376/811-07355, filed on or about 09/03/2021 (“RAVA 5 Advantage”). RAVA Apex contract differs fundamentally from the RAVA 5 Advantage contract in the following respects:
•	RAVA Apex contract has a ten-year, seven-year and five-year surrender charge schedules whereas the RAVA 5 Advantage contract has a seven-years and ten-years surrender charge schedules;
•	Mortality and Expense Risk (M&E) fees in the RAVA Apex contract vary by surrender charge schedule selected, contract size band, and issue age band whereas the M&E fees in the RAVA 5 Advantage contract vary by the death benefit guarantee in effect, the surrender charge schedule selected, and by contract year if the seven-year surrender charge is selected;
•	The Regular Fixed account and the Guarantee Period Accounts (GPAs) with Market Value Adjustment (MVA) feature are not offered with the RAVA Apex contract whereas the Regular Fixed account and GPA/MVA features are offered in the RAVA 5 Advantage contract;
•	Optional living benefits are not offered with the RAVA Apex;
•	Return of Purchase Payment (ROPP) death benefit will be included in the calculation of the base death benefit for all issue ages;
•	Non-qualified contracts can elect to opt-out of the base death benefit for a lower M&E fee;
•	Other non-material changes.
If there is anything I can do to expedite review of the enclosed Initial Registration Statement, or if you have any questions regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary